Accumulated Other Comprehensive Income - Roll Forward (Details) - Accumulated Other Comprehensive (Loss) Income - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Changes in accumulated other comprehensive income
Beginning balance	$ (563)	$ 2,993	$ 2,993	$ 1,017	$ (459)
Effect of equity accounting guidance adoption			(3,215)
Beginning Balance			(222)	1,017	(459)
Other comprehensive income (loss) before reclassification	6,444	(1,137)	(740)	2,834	2,708
Federal income (taxes) benefit	(917)	28	76	(772)	(899)
Other comprehensive income (loss) before reclassification, net of tax	5,527	(1,109)	(664)	2,062	1,809
Amounts reclassified from AOCI	(53)	146	399	(608)	(499)
Federal income (taxes) benefit	11	(27)	(76)	68	166
Amounts reclassified from AOCI, net of tax	(42)	119	323	(540)	(333)
Other comprehensive income (loss)	5,485	(990)	(341)	1,522	1,476
Effect of new tax rates from Tax Reform				454
Ending balance	$ 4,922	$ (1,212)	$ (563)	$ 2,993	$ 1,017